Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 26, 2011	Jun. 27, 2010
Cash flows from operating activities:
Net loss	$ (247,827)	$ (10,776)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	103,075	117,473
Asset impairment	2,808	14,827
Non cash loss on early extinguishment of debt recognized as a reorganization item		13,654
Accretion of bond discount	225
Gain on property disposals	(342)	(69)
Share-based compensation	269
Deferred income tax benefit	(9,695)	(36,696)
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	(530)	(14,931)
Trade accounts and other receivables	(55,676)	(18,121)
Inventories	64,748	(40,573)
Prepaid expenses and other current assets	(14,448)	(19,750)
Accounts payable, accrued expenses and other current liabilities	18,630	(167,935)
Income taxes	573	115,177
Deposits	2,180	34,976
Other operating assets and liabilities	(4,162)	(2,198)
Cash used in operating activities	(140,172)	(14,942)
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(103,152)	(67,443)
Purchases of investment securities	(3,383)	(5,865)
Proceeds from sale or maturity of investment securities	2,634	5,122
Proceeds from property disposals	4,877	1,626
Cash used in investing activities	(99,024)	(66,560)
Cash flows from financing activities:
Proceeds from note payable to JBS USA	50,000
Proceeds from revolving line of credit and long-term borrowings	580,289	1,484,400
Payments on revolving line of credit, long-term borrowings and capital lease obligations	(455,931)	(2,351,640)
Proceeds from sale of common stock		800,000
Purchase of remaining interest in subsidiary	(2,504)
Payment of capitalized loan costs	(4,395)	(49,981)
Other financing activities	(106)	(241)
Cash provided by (used in) financing activities	167,353	(117,462)
Effect of exchange rate changes on cash and cash equivalents	330	(853)
Decrease in cash and cash equivalents	(71,513)	(199,817)
Cash and cash equivalents, beginning of period	106,077	236,300
Cash and cash equivalents, end of period	$ 34,564	$ 36,483